Business and summary of significant accounting policies (Tables)	9 Months Ended
Sep. 30, 2013
Business and summary of significant accounting policies [Abstract]
Restatement

In order to correct the items described above, the 2011 consolidated financial statements were restated as follows:

Consolidated Balance Sheet

December 31, 2011

	As Originally Reported	Other Reclassifications	Effect of Correction of Error	As Restated

Current assets	$5,612,436		$(68,947)	$5,543,489
Property and equipment, net	$20,701,603		$(1,699,611)	$19,001,992
Investments	$419,000		$1,412,531	$1,831,531
Other assets	$1,183,469		$1,470	$1,184,939
Total assets	$27,916,508		$(354,557)	$27,561,951

Current liabilities	$6,170,115	$1,250,000	$(41,848)	$7,378,267
Other liabilities	$12,580,642	$(1,250,000)	$-	$11,330,642
Total liabilities	$18,750,757	$-	$(41,848)	$18,708,909

Members' Equity:
The One Group LLC members' equity	$1,554,292		$200,971	$1,755,263
Noncontrolling interest	$7,611,459		$(513,680)	$7,097,779
Total equity	$9,165,751		$(312,709)	$8,853,042

Total liabilities and members equity	$27,916,508		$(354,557)	$27,561,951

Consolidated Statement of Operations and Comprehensive Income

Year Ended December 31, 2011

	As Originally Reported	Reclass- ifications for Discontinued Operations	Other Reclass- ifications	Effect of Correction of Error	As Restated

Total revenues	$42,822,529		$3,269,132		$46,091,661
Food and beverage costs	$(10,532,896)		$20,492		$(10,512,404)
Unit operating expenses	$(24,779,728)		$(2,090,205)		$(26,869,933)
General and administrative , net	$(4,154,520)		$2,294,793	$14	$(1,859,713)
Management and royalty fees	$2,120,701		$(2,436,279)	$(75,711)	$(391,289)
Pre-opening expenses	$(2,162,639)	$322,061		$658,191	$(1,182,387)
Equity in (income) of Subsidiaries	$-			$(95,202)	$(95,202)
Other (income) expense	$1,073,896	$(97,753)	$(1,057,933)	$-	$(81,790)
Income (loss) from continuing operations before provision for income taxes	$2,239,314	$224,308		$487,291	$2,950,913
Income from continuing Operations	$2,043,081	$224,308		$487,291	$2,754,680
Discontinued operations	$(663,373)	$(224,308)			$(887,681)
Net income	$1,379,708			$487,291	$1,866,999
Less: net income attributable to noncontrolling interest	$577,706			$286,320	$864,026
Net income attributable to The One Group, LLC and Subsidiaries	$802,002			$200,971	$1,002,973

Consolidated Statement of Changes in Members' Equity

Year Ended December 31, 2011

	As Originally Reported	Effect of Correction of Error	As Restated
The One Group, LLC and Subsidiaries equity:
Net income	$802,002	$200,971	$1,002,973
Totals	$1,554,292	$200,971	$1,755,263
Noncontrolling interest:
Net income	$577,706	$286,320	$864,026
Members' contributions	$957,000	$(800,000)	$157,000
Totals	$7,611,459	$(513,680)	$7,097,779

Total equity	$9,165,751	$(312,709)	$8,853,042

Statement of Cash Flows

Year Ended December 31, 2011

	As Originally Reported	Effect of Correction of Error	As Restated
Operating activities:
Net income	$1,379,708	$487,291	$1,866,999
Loss on equity method investment	$-	$95,202	$95,202
Changes in operating assets and liabilities:
Current assets	$(252,252)	$159,530	$(92,722)
Current liabilities	$1,746,005	$(50,357)	$1,695,648
Other assets	$(30,501)	$51,031	$20,530
Net cash provided by operating activities	$5,733,960	$742,697	$6,476,657

Investing activities:
Purchase of property and equipment	$(9,160,949)	$1,699,611	$(7,461,338)
Investments in unconsolidated investees	$51,000	$(1,507,733)	$(1,456,733)
Due from related parties	$(131,188)	$(98,667)	$(229,855)
Other	$52,501	$(52,501)	$-
Net cash provided by (used in) investing activities	$(9,188,636)	$40,710	$(9,147,926)

Financing activities:
Cash overdraft	$12,135	$8,510	$20,645
Contributions from members	$957,000	$(800,000)	$157,000
Net cash provided by (used in) financing activities	$2,908,338	$(791,490)	$2,116,848

Net decrease in cash	$(546,338)	$(8,083)	$(554,421)

Cash and cash equivalents, beginning of year	$2,291,165	$-	$2,291,165

Cash and cash equivalents, end of year	$1,744,827	$(8,083)	$1,736,744